Shareholders' capital	12 Months Ended
Dec. 31, 2018
Disclosure of Shareholder's Capital [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13. Shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2018		2017
Shareholders’ Capital	Shares ('000s)	Amount ($M)	Shares ('000s)	Amount ($M)
Balance at January 1	122,119	2,650,706	118,263	2,452,722
Shares issued for acquisition	27,883	1,234,676	—	—
Shares issued for the Dividend Reinvestment Plan	1,179	49,051	2,429	110,493
Vesting of equity based awards	1,025	54,057	1,060	69,743
Shares issued for equity based compensation	314	12,565	197	9,270
Share-settled dividends on vested equity based awards	184	7,773	170	8,478
Balance at December 31	152,704	4,008,828	122,119	2,650,706

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends are approved by the Board of Directors and are paid monthly. Dividends declared to shareholders for the year ended December 31, 2018 were $388.1 million or $2.72 per common share (2017 - $311.4 million or $2.58 per common share).

Subsequent to the end of year-end and prior to the consolidated financial statements being authorized for issue on February 27, 2019, Vermilion declared dividends of $70.3 million or $0.230 per share for each of January and February of 2019.